UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of January 31, 2016 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares India Portfolio (PIN)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	India - 100.1%
	Consumer Discretionary - 8.7%
167,581	Bharat Forge, Ltd.	$2,072,971
15,370	Bosch, Ltd.	3,968,899
63,302	Hero MotoCorp, Ltd.	2,403,821
256,234	Mahindra & Mahindra, Ltd.	4,682,381
173,438	Maruti Suzuki India, Ltd.	10,497,302
1,345,724	Tata Motors, Ltd. (b)	6,747,546

		30,372,920

	Consumer Staples - 6.0%
1,473,362	Hindustan Unilever, Ltd.	17,848,445
89,536	United Spirits, Ltd. (b)	3,299,427

		21,147,872

	Energy - 22.4%
2,576,343	Coal India, Ltd.	12,205,325
1,640,042	Indian Oil Corp., Ltd.	9,740,935
4,804,054	Oil & Natural Gas Corp., Ltd.	16,089,001
2,636,325	Reliance Industries, Ltd.	40,487,868

		78,523,129

	Financials - 11.3%
414,226	Axis Bank, Ltd.	2,518,678
81,773	Bajaj Finserv, Ltd.	2,253,360
1,128,276	Housing Development Finance Corp.	19,753,914
1,820,188	ICICI Bank, Ltd.	6,234,226
258,404	Indiabulls Housing Finance, Ltd.	2,716,227
87,541	Shriram City Union Finance, Ltd.	1,827,864
1,576,154	State Bank of India	4,218,268

		39,522,537

	Health Care - 11.7%
362,654	Aurobindo Pharma, Ltd.	4,490,026
563,790	Cadila Healthcare, Ltd.	2,545,651
448,642	Cipla, Ltd.	3,888,328
63,166	Dr. Reddy’s Laboratories, Ltd.	2,867,493
60,464	GlaxoSmithKline Pharmaceuticals, Ltd.	2,885,876
164,184	Lupin, Ltd.	4,164,804
1,538,738	Sun Pharmaceutical Industries, Ltd.	19,942,763

		40,784,941

	Industrials - 5.5%
133,127	ABB India, Ltd.	1,914,696
156,054	Bharat Electronics, Ltd.	2,851,845
1,105,741	Crompton Greaves, Ltd.	2,804,293
17,652	Eicher Motors, Ltd.	4,332,178
128,215	Larsen & Toubro, Ltd.	2,098,597
221,041	Siemens, Ltd.	3,346,669

Number of Shares		Value
	India (Continued)
	Industrials - 5.5% (continued)
5,775,893	Suzlon Energy, Ltd. (b)	$1,746,363

		19,094,641

	Information Technology - 21.3%
561,454	HCL Technologies, Ltd.	7,176,672
2,199,607	Infosys, Ltd.	37,993,299
128,785	Mindtree, Ltd.	2,805,765
42,896	Oracle Financial Services Software, Ltd.	2,302,066
382,845	Tata Consultancy Services, Ltd.	13,525,594
312,215	Tech Mahindra, Ltd.	2,321,005
1,008,333	Wipro, Ltd.	8,387,086

		74,511,487

	Materials - 6.8%
367,388	Asian Paints, Ltd.	4,724,511
3,056,784	Hindustan Zinc, Ltd.	7,312,098
260,031	JSW Steel, Ltd.	4,081,955
2,186,216	NMDC, Ltd.	2,618,292
346,390	UPL, Ltd.	2,255,104
2,771,344	Vedanta, Ltd.	2,978,512

		23,970,472

	Telecommunication Services - 4.1%
2,282,108	Bharti Airtel, Ltd.	9,802,181
2,979,282	Idea Cellular, Ltd.	4,548,213

		14,350,394

	Utilities - 2.3%
3,809,253	NTPC, Ltd.	8,044,414

	Total Common Stocks
	(Cost $277,204,302)	350,322,807

	Total Investments-100.1%
	(Cost $277,204,302) (c)	350,322,807

	Other assets less liabilities-(0.1)%	(242,430)

	Net Assets-100.0%	$350,080,377

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2016, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $330,341,296. The net unrealized appreciation was $19,981,511 which consisted of aggregate gross unrealized appreciation of $128,935,092 and aggregate gross unrealized depreciation of $108,953,581.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

(Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2016, all of the securities were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2016, there were transfers from Level 1 to Level 2 of $335,560,464, due to foreign fair value adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: March 22, 2016

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date: March 30, 2016